Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2017
Asset Retirement Obligation [Abstract]
Schedule of Asset Retirement Obligations [Table Text Block]
The change in ARO for the years ended December 31 is as follows:

millions of Canadian dollars	2017	2016
Balance, January 1	$170	$109
Additions (1)	2	48
Additions due to acquisition	-	9
Liabilities settled	(3)	(2)
Accretion included in depreciation expense	6	7
Accretion deferred to regulatory asset (included in property, plant and equipment)	-	(2)
Other	1	1
Change in foreign exchange rate	(4)	-
Balance, December 31	$172	$170
(1) Tampa Electric produces ash and other by-products, collectively known as CCRs, at its Big Bend and Polk power stations. The 2016 additions to ARO are to achieve compliance with the EPA’s CCR rule, which contains design and operating standards for CCR management units. In 2016, the FPSC approved Tampa Electric’s proposed CCR compliance program for cost recovery through the ECRC. However, additional petitions will be submitted for recovery of future project expense based on engineering studies currently being performed.